Ancillary Revenue (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Disclosure Of Ancillary Revenue [Abstract]
Realized net revenues from management fees	$ 199